Consolidate Statements of Changes in Stockholders' Equity (USD $)	Common Stock [Member] Stock Issued for Cash in February 2011 [Member]	Common Stock [Member] Stock Issued for Cash in March 2011 [Member]	Common Stock [Member] Stock Issued for Cash in June 2011 [Member]	Common Stock [Member] Stock Issued for Cash in June 2012 [Member]	Common Stock [Member] Stock Issued for Cash in July 2012 [Member]	Common Stock [Member] Stock Issued for Cash in January 2013 [Member]	Common Stock [Member] Stock Issued for Cash in February 2013 [Member]	Common Stock [Member] Stock Issued for Cash in April 2013 [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Stock Issued for Cash in February 2011 [Member]	Additional Paid-in Capital [Member] Stock Issued for Cash in March 2011 [Member]	Additional Paid-in Capital [Member] Stock Issued for Cash in June 2011 [Member]	Additional Paid-in Capital [Member] Stock Issued for Cash in June 2012 [Member]	Additional Paid-in Capital [Member] Stock Issued for Cash in July 2012 [Member]	Additional Paid-in Capital [Member] Stock Issued for Cash in January 2013 [Member]	Additional Paid-in Capital [Member] Stock Issued for Cash in February 2013 [Member]	Additional Paid-in Capital [Member] Stock Issued for Cash in April 2013 [Member]	Additional Paid-in Capital [Member]	Shares Issuable [Member]	Accumulated Deficit during Development Stage [Member]	Stock Issued for Cash in February 2011 [Member]	Stock Issued for Cash in March 2011 [Member]	Stock Issued for Cash in June 2011 [Member]	Stock Issued for Cash in June 2012 [Member]	Stock Issued for Cash in July 2012 [Member]	Stock Issued for Cash in January 2013 [Member]	Stock Issued for Cash in February 2013 [Member]	Stock Issued for Cash in April 2013 [Member]	Total
Balance at Jul. 23, 2007									$ 0									$ 0	$ 0	$ 0									$ 0
Balance (in Shares) at Jul. 23, 2007									0
Issuance of common stock to founders									4,869									(4,869)											0
Issuance of common stock to founders (in Shares)									48,689,629
Capital contributions																		335,000											335,000
Net loss																				(211,376)									(211,376)
Balance at Dec. 31, 2007									4,869									330,131	0	(211,376)									123,624
Balance (in Shares) at Dec. 31, 2007									48,689,629
Capital contributions																		595,000											595,000
Net loss																				(562,733)									(562,733)
Balance at Dec. 31, 2008									4,869									925,131	0	(774,109)									155,891
Balance (in Shares) at Dec. 31, 2008									48,689,629
Net loss																				(121,013)									(121,013)
Balance at Dec. 31, 2009									4,869									925,131	0	(895,122)									34,878
Balance (in Shares) at Dec. 31, 2009									48,689,629
Issuance of common stock for cash (in Shares)																													1,433,339
Subscription for common stock																			215,000										215,000
Net loss																				(479,710)									(479,710)
Balance at Dec. 31, 2010									4,869									925,131	215,000	(1,374,832)									(229,832)
Balance (in Shares) at Dec. 31, 2010									48,689,629
Common stock issued in settlement of shares issuable									143									214,857	(215,000)										0
Common stock issued in settlement of shares issuable (in Shares)									1,433,339
Issuance of common stock for services									1,230									1,844,270											1,845,500
Issuance of common stock for services (in Shares)									12,303,336
Issuance of common stock for cash	20	67	67						67	29,480	89,933	89,933						99,933			29,500	90,000	90,000						100,000
Issuance of common stock for cash (in Shares)	196,667	666,667	666,667						666,672																				2,196,673
Net loss																				(2,169,844)									(2,169,844)
Balance at Dec. 31, 2011									6,463									3,293,537	0	(3,544,676)									(244,676)
Balance (in Shares) at Dec. 31, 2011									64,622,977
Issuance of common stock for cash				17	66				83				24,983	99,934				124,917						25,000	100,000				125,000
Issuance of common stock for cash (in Shares)				166,667	666,667				833,333																				1,666,667
Net loss																				(286,271)									(286,271)
Balance at Dec. 31, 2012									6,629									3,543,371	0	(3,830,947)									(280,947)
Balance (in Shares) at Dec. 31, 2012									66,289,644																				66,289,644
Issuance of common stock for services																			286,040										286,040
Issuance of common stock for cash						17	33	67	25						24,983	49,967	99,933	49,975								25,000	50,000	100,000	50,000
Issuance of common stock for cash (in Shares)						166,667	333,333	666,666	249,998
Shares issued in connection with reverse recapitalization									429									(7,749)											(7,320)
Shares issued in connection with reverse recapitalization (in Shares)									4,293,692
Conversion of assumed notes payable for common stock to be issued at $0.20 per share December 2013																			7,320										7,320
Subscription for common stock																			709,999										709,999
Costs associated with private placement to be paid in common stock at $0.20 per share December 2013																		(52,800)	52,800
Net loss																				(905,920)									(905,920)
Balance at Dec. 31, 2013									7,200									3,707,680	1,056,159	(4,736,867)									34,172
Balance (in Shares) at Dec. 31, 2013									72,000,000																				72,000,000
Common stock issued in settlement of shares issuable									528									1,055,631	(1,056,159)
Common stock issued in settlement of shares issuable (in Shares)									5,280,796
Issuance of common stock for services									20									39,980											40,000
Issuance of common stock for services (in Shares)									200,000
Recognition of derivative liability - warrants																		(656,518)											(656,518)
Net loss																				(399,946)									(399,946)
Balance at Mar. 31, 2014									$ 7,748									$ 4,146,773		$ (5,136,813)									$ (982,292)
Balance (in Shares) at Mar. 31, 2014									77,480,796																				77,480,796